CONVERTIBLE DEBENTURES (Narrative) (Details) - Convertible debentures [Member] - USD ($)	1 Months Ended	12 Months Ended
	Dec. 18, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 25, 2025	Feb. 24, 2025
Debt Instrument [Line Items]
Interest rate		5.00%			8.00%	5.00%
Conversion of convertible debentures (Shares)	3,834,857
Convertible debt conversion price	$ 2.154
IPO conversion discount	40.00%	40.00%
IPO conversion price cap	$ 3.59	$ 4
Gross proceeds			$ 743,400
Fair value of the debt host liability	$ 13,767,137		743,400	$ 6,346,000
Embedded derivative liability			475,909	2,352,602
Transaction costs			19,950	86,506
Amortization of debt discount before write-offs		$ 482,045	1,777,505
Unamortized debt discount	18,892	0	500,937
Interest expense		514,904	443,508
Outstanding principal and interest of convertible debt	$ 8,260,802
Fractional interest based on conversion price	$ 2.154
Tranche 1 [Member]
Debt Instrument [Line Items]
Gross proceeds			0	4,413,400
Interest expense		320,546	221,275
Tranche 2 [Member]
Debt Instrument [Line Items]
Gross proceeds			0	804,100
Interest expense		58,402	55,736
Tranche 3 [Member]
Debt Instrument [Line Items]
Gross proceeds			0	448,000
Interest expense		32,538	34,920
Tranche 4 [Member]
Debt Instrument [Line Items]
Gross proceeds			0	$ 680,500
Interest expense		49,425	62,736
Tranche 5 [Member]
Debt Instrument [Line Items]
Gross proceeds			743,400
Interest expense		$ 53,993	$ 68,841